Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Note 4: Goodwill and intangible assets
There were no changes to the carrying amount of goodwill in the three months ended March 31, 2023. We recognized a $269.9 million impairment of goodwill and intangibles in 2022. Changes in the carrying amount of intangible assets were as follows (in thousands):

		March 31, 2023				December 31, 2022
	Useful life	Gross amount	Accumulated amortization	Impairment	Net amount	Gross amount	Accumulated amortization	Impairment	Net amount
Goodwill	indefinite	$633,965	$—	$(254,893)	$379,072	$633,965	$—	$(254,893)	$379,072
Trademarks	indefinite	50,000	—	(15,000)	35,000	50,000	—	(15,000)	35,000
Customer relationships	4 years	75,000	(75,000)	—	—	75,000	(75,000)	—	—
Purchased technology	5 years	45,423	(45,423)	—	—	45,423	(45,423)	—	—
Development costs	3 years	9,486	(9,486)	—	—	9,486	(9,486)	—	—
Software	4 years	2,462	(2,413)	—	49	2,462	(2,411)	—	51

Total		$816,336	$(132,322)	$(269,893)	$414,121	$816,336	$(132,320)	$(269,893)	$414,123

The following reflects amortization expense related to intangible assets included with depreciation and amortization (in millions):

	Three months ended March 31,
	2023	2022
Amortization Expense	0.0	2.2